Leases	12 Months Ended
May 29, 2011
Leases
Leases

NOTE 14 – LEASES

An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2011	2010	2009
Restaurant minimum rent	$120.6	$111.7	$102.4
Restaurant percentage rent	5.3	5.1	6.6
Restaurant rent averaging expense	11.8	10.6	10.5
Transportation equipment	3.2	3.3	3.4
Office equipment	0.4	0.8	1.2
Office space	0.9	4.5	6.6
Warehouse space	0.5	0.5	0.5
Total rent expense	$142.7	$136.5	$131.2

The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 29, 2011 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2012	$5.0	$ 135.6
2013	5.2	125.7
2014	5.4	109.3
2015	5.5	96.3
2016	5.6	81.4
Thereafter	73.0	251.8

Total future lease commitments	99.7	$ 800.1

Less imputed interest (at 6.5%)	(42.4)
Present value of future lease commitments	57.3
Less current maturities	(1.3)
Obligations under capital leases, net of current maturities	$56.0